SEGMENT INFORMATION (Schedule of Segment Results by Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		$ 14,348	$ 18,688	$ 797
Impairment		(6,944)	(17,779)	(24,295)
Result after impairment		7,404	909	(23,498)
Unallocated expenses	[1]	(779)	(827)	(614)
Operating profit		6,625	82	(24,112)
Net financing expense (Note 8)		(5,874)	(6,715)	(5,885)
Loss before tax		751	(6,633)	(29,997)
Income tax credit (Note 9)		178	620	1,006
Loss for the year on continuing operations		929	(6,013)	(28,991)
Profit/loss for the year on discontinued operations (Note 10)		(54)	(375)	77
Loss for the year		875	(6,388)	(28,914)
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		9,276	14,495	5,239
Impairment		(6,088)	(17,779)	(14,562)
Result after impairment		3,188	(3,284)	(9,323)
Loss before tax		(5,050)	(10,233)	(14,439)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		5,084	4,264	(4,334)
Impairment		(856)	0	(9,733)
Result after impairment		4,228	4,264	(14,067)
Loss before tax		1,862	296	(20,318)
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(12)	(71)	(108)
Impairment		0	0	0
Result after impairment		$ (12)	$ (71)	$ (108)

[1]	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area